Interests in associates and joint ventures (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year		$ 1,099		$ 1,045
Additions		0		3
Disposals	[1]	0		(431)
Reclassifications	[2]			(21)
Share of comprehensive income		25		529
of which: share of net profit		46	[3]	529	[3],[4]	$ 76
of which: share of other comprehensive income	[5]	(21)		1
Dividends received		(83)		(42)
Impairment		(1)
Foreign currency translation		11		16
Carrying amount at the end of the year		1,051		1,099		1,045
of which: associates		1,010		1,066
of which: joint ventures		41		33
Share of profit (loss) of associates		28		511
Share of profit (loss) of associates related to valuation gains				460
Share of profit (loss) of joint ventures		18		18
Share of other comprehensive income of joint ventures		1
Share of other comprehensive income of associates		$ (22)		$ 1
UBS Securities China
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
UBS's equity interest		51.00%		51.00%
SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[6]	$ 887		$ 952
UBS's equity interest		17.31%
Other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates		$ 123		114
UBS AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year		1,099		1,045
Additions		0		3
Disposals	[1]	0		(431)
Reclassifications	[2]			(21)
Share of comprehensive income		25		529
of which: share of net profit		46	[3]	529	[3],[4]	76
of which: share of other comprehensive income	[5]	(21)		1
Dividends received		(83)		(42)
Impairment		(1)
Foreign currency translation		11		16
Carrying amount at the end of the year		1,051		1,099		$ 1,045
of which: associates		1,010		1,066
of which: joint ventures		41		33
Share of profit (loss) of associates		28		511
Share of profit (loss) of associates related to valuation gains				460
Share of profit (loss) of joint ventures		18		18
Share of other comprehensive income of joint ventures		1
Share of other comprehensive income of associates		$ (22)		$ 1
UBS AG | UBS Securities China
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
UBS's equity interest		51.00%		51.00%
UBS AG | SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[6]	$ 887		$ 952
UBS's equity interest		17.31%
UBS AG | Other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates		$ 123		$ 114

[1]
In December 2018, UBS increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS derecognized its former investment in associate. Refer to Note 32 for more information

[2]	Reflects reclassifications to Properties and other non-current assets held for sale.
[3]
For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures. For 2018, consists of USD 511 million from associates, of which USD 460 million reflected a valuation gain on the equity ownership in SIX related to the sale of SIX Payment Services to Worldline, and USD 18 million from joint ventures.

[4]	Includes a USD 460 million valuation gain on our equity ownership in SIX related to the sale of SIX Payment Services to Worldline.
[5]	For 2019, consists of negative USD 22 million from associates and USD 1 million from joint ventures. For 2018, the total of USD 1 million is from associates.
[6]	In 2019, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.